PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of Historical Costs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 16,559	$ 16,841
Hydroelectric
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	8,673	8,125
Wind
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	3,294	3,494
Utility-scale solar
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	4,472	5,122
Other
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 120	$ 100